Shareholders' equity	6 Months Ended
Jun. 30, 2012
Shareholders' equity (Abstract)
Shareholders' equity

11. Shareholders' equity

Restricted stock awards

On February 14, 2012, the Company's Compensation Committee approved the grant of 112,950 shares of non-vested common stock to officers and key employees as a bonus for their services rendered during 2011. The shares vest over a period of three years, one third on each of December 31, 2012, 2013 and 2014. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $16.50 per share.

On March 21, 2012, the Company's Board of Directors approved the 2012 Equity Incentive Plan (the "Plan") and reserved a total of 2,000,000 shares. Under the Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On May 15, 2012, Ocean Rig's Compensation Committee approved the grant of 4,500 shares of non-vested common stock to an officer as an additional bonus for his services rendered during 2011. The shares vest over a period of three years, one third on each of December 31, 2012, 2013 and 2014.At the same date, Ocean Rig's Compensation Committee also approved the grant of 28,200 shares of non-vested common stock to new recruited employees as a sign-up stock bonus. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $15.92 per share.

As of June 30, 2012, none of these shares have vested, while 3,000 shares were forfeited due to a resignation.

The movement during the six-month period ended June 30, 2012, is presented below.

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance as at January 1, 2012	-	-
Granted	145,650	16.37
Forfeited	(3,000)	16.50
Balance as at June 30, 2012	142,650	$ 16.37

As of June 30, 2012, there was $1,821 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by the Company. That cost is expected to be recognized over a period of three years. The amount of $514 represents the stock based compensation expense for the period and is recorded in "General and administrative expenses", in the accompanying unaudited interim condensed consolidated statements of operations for the six-month period ended June 30, 2012.